General information (Details)													1 Months Ended		12 Months Ended
	May 18, 2019 USD ($)	Mar. 25, 2019 USD ($) GBP (£) shares	Mar. 22, 2019	Feb. 17, 2019 USD ($)	May 17, 2018 USD ($) £ / shares shares	Nov. 15, 2017 USD ($) tranche $ / shares shares	Nov. 14, 2017 £ / shares $ / shares shares	Jun. 23, 2017 USD ($) £ / shares shares	Nov. 23, 2016 £ / shares shares	Nov. 23, 2016 $ / shares shares	Nov. 18, 2016 £ / shares shares	Nov. 18, 2016 USD ($) GBP (£) $ / shares EquityInstruments shares	Jan. 31, 2018 USD ($) shares	Jun. 30, 2017 £ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
General information
Cash | $															$ 12,279,000	$ 22,651,000	$ 21,830,000	$ 28,595,000
Net cash used in operating activities | $															21,446,000	37,436,000	27,942,000
Loss for the year | $															13,985,000	44,810,000	40,324,000
Net proceeds from issuance of shares | $												$ 21,500,000			$ 13,422,000	25,417,000	24,996,000
Duration shelf registration will remain effective													3 years
Number of ordinary shares for one ADS													20		20
Total number of ADS warrants issued												1,219,246
Number of ADS warrants issued in alliance with ADS issuance												0.5
Underwriting discounts, commissions and offering expenses | $												$ 3,500,000			$ 749,000	$ 1,734,000	$ 3,370,000
Percentage of equity securities												10.00%
Ordinary shares
General information
Number of shares issued									22,863,428	22,863,428	71,633,248	71,633,248			296,660,243	263,519,128	195,741,528
Share price per share/warrant combination | £ / shares									£ 0.28
ADS
General information
Number of shares issued									2,438,491	2,438,491
Number of ordinary shares for one ADS									20	20
Share price per share/warrant combination | $ / shares										$ 6.98
Ordinary shares issued, March 25, 2019
General information
Number of shares issued		45,000,000
Share price | £		0.06
Net proceeds from issuance of shares | $		$ 3,300,000
Ordinary shares issued, June 2017
General information
Number of shares issued								66,666,667						66,666,667
Share price | £ / shares								0.30						0.30
Net proceeds from issuance of shares | $								$ 23,700,000
Ordinary shares issued, May 17, 2018
General information
Number of shares issued					32,258,064
Share price | £ / shares					0.31
Net proceeds from issuance of shares | $					$ 12,700,000
U.S. public offering
General information
Number of ordinary shares for one ADS												20
Number of ADS warrants issued in alliance with ADS issuance												0.5
U.S. public offering | Ordinary shares
General information
Number of shares issued											48,769,820	48,769,820
U.S. public offering | ADS
General information
Number of shares issued											2,438,491	2,438,491
Number of warrants issued												1,219,246
ADS exercisable per ADS warrant | EquityInstruments												1
Warrants exercise price | $ / shares												8.03
Share price per share/warrant combination | $ / shares												$ 6.98
ADS Warrant period (in years)												5 years
European placement
General information
Warrants exercise price												0.32
Ordinary share per ordinary share warrant | EquityInstruments												1
Number of warrants issued in alliance with ordinary shares issuance												0.5
Ordinary share warrant period (in years)												5 years
European placement | Ordinary shares
General information
Number of shares issued											22,863,428	22,863,428
Number of securities called by warrants											11,431,714	11,431,714
Share price per share/warrant combination | (per share)											£ 0.28	$ 0.35
Maximum
General information
Potential aggregate value of shares offered to sell | $													$ 80,000,000
Parent
General information
Cash | $															$ 600,000
Term Loan | Hercules
General information
Share price | £ / shares							9.53
Debt financing | $						$ 20,000,000
Number of tranches | tranche						2
Term Loan | $						$ 15,000,000
Remaining borrowing capacity | $						$ 5,000,000
Interest-only period (in months)						15 months
Capital and interest repayment period (in months)						30 months
Interest rate (as a percent)						10.00%									11.00%
Number of ordinary shares for one ADS						20
Term Loan | Hercules | ADS
General information
Number of securities called by warrants						73,452	73,452
Exercise price of warrants | $ / shares						$ 9.53	$ 9.53
Warrants issued, in terms of loan coverage (as a percent)						3.50%	3.50%
Term Loan | Hercules | Maximum
General information
Right to participate in any subsequent financing | $						$ 1,000,000
Borrowings transactions | Amendment, Term Loan | Hercules
General information
Term Loan | $															$ 15,000,000
Interest-only period (in months)				3 months
Additional interest only period (in months)			1 month
Repayments of borrowings | $	$ 500,000			$ 7,000,000											$ 7,500,000
Repayment period				90 days
Borrowings transactions | Amendment, Term Loan | Hercules | Minimum
General information
Net proceeds from issuance of shares | $				$ 2,000,000